UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-10527

            O’Connor Fund of Funds: Equity Opportunity LLC

(Exact name of registrant as specified in charter)

299 Park Avenue, 29th Floor

                                      New York, NY 10171

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

                                     Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 525-6000

Date of fiscal year end:   December 31

Date of reporting period:   July 1, 2012 – June 30, 3012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2012 TO JUNE 30, 2013

FORM N-PX SPREADSHEET*

REGISTRANT NAME:                      OCFOF: Equity Opportunity LLC

INVESTMENT COMPANY ACT FILE NUMBER:         811-10527

REPORTING PERIOD:             07/01/2012 - 06/30/2013

REGISTRANT ADDRESS:      299 Park Ave, 29th Floor, New York, NY 10171

NAME OF SERIES (AS APPLICABLE):

Issuer of Portfolio Security	Products Invested	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management (Final Outcome)

Pershing Square Holdings Ltd	OCFOF Equity Opp LLC	N/A	N/A	November 2, 2012	Rollover Election form	Issuer	Yes	Elected not to roll over	No Action

Valinor Capital	OCFOF Equity Opp LLC	N/A	N/A	December 28, 2012	sidepocket investment changes & changes to fund terms	Issuer	Yes	No action needed	No Action

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	O’Connor Fund of Funds: Equity Opportunity LLC

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	8-23-2013

*Print the name and title of each signing officer under his or her signature.